ADVISORONE FUNDS

March 4, 2013

Securities and Exchange Commission

100 F Street N.E.

Washington, DC  20549

Attention: Filings - Rule 497(j)

Re:

AdvisorOne Funds

Post Effective Amendment No. 70 to the Registration Statement on Form N-1A

Registration Statement File Nos. 333-20635 and 811-08037

 Dear Sir or Madam:

This letter is being transmitted by means of electronic submission by AdvisorOne Funds (the “Trust”), on behalf of the Amerigo Fund, the Clermont Fund, the Select Allocation Fund, the Descartes Fund, the Liahona Fund, the Enhanced Income Fund, the Flexible Income Fund, the Select Appreciation Fund, and the Shelter Fund (the “Funds”), pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), and Regulation S-T.

Pursuant to Rule 497(j) under the 1933 Act, and on behalf of the Trust, I hereby certify that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to paragraphs (b) or (c) of Rule 497 under the 1933 Act would not have differed from that contained in Post Effective Amendment No. 70 (SEC Accession No. 0000910472-13-000686) to the Trust’s Registration Statement on Form N-1A (the “Amendment”). The text of the Amendment was filed electronically with the U.S. Securities and Exchange Commission on February 28, 2013.

Questions related to this filing should be directed to JoAnn Strasser of Thomson Hine LLP at (614) 469-3265.

                                                Very truly yours,

                                              /s/ Ryan Beach

                                              Ryan Beach

                                              President